FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Sensitivity Analysis For Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	$ (18)	$ (2)	$ 8
Impact of 10% increase on Net income (loss)	18	2	(8)
Impact of 10% decrease on Partnership Capital	0	0	24
Impact of 10% increase on Partnership Capital	0	0	(24)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	(9)	(8)	5
Impact of 10% increase on Net income (loss)	9	8	(5)
Impact of 10% decrease on Partnership Capital	0	35	18
Impact of 10% increase on Partnership Capital	0	(35)	(18)
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	(3)	(6)	5
Impact of 10% increase on Net income (loss)	3	6	(5)
Impact of 10% decrease on Partnership Capital	0	0	23
Impact of 10% increase on Partnership Capital	0	0	(23)
COP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Partnership Capital	7	6	6
Impact of 10% increase on Partnership Capital	(7)	(6)	(6)
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	21	14	0
Impact of 10% increase on Net income (loss)	(21)	(14)	0
Impact of 10% decrease on Partnership Capital	334	172	89
Impact of 10% increase on Partnership Capital	(334)	(172)	(89)
CLP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	1	0	1
Impact of 10% increase on Net income (loss)	(1)	0	(1)
Impact of 10% decrease on Partnership Capital	8	10	13
Impact of 10% increase on Partnership Capital	(8)	(10)	(13)
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	(1)	(1)	1
Impact of 10% increase on Net income (loss)	1	1	(1)
Impact of 10% decrease on Partnership Capital	0	0	11
Impact of 10% increase on Partnership Capital	0	0	(11)
PEN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	0	0	0
Impact of 10% increase on Net income (loss)	0	0	0
Impact of 10% decrease on Partnership Capital	12	11	0
Impact of 10% increase on Partnership Capital	(12)	(11)	0
INR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	0	0	0
Impact of 10% increase on Net income (loss)	0	0	0
Impact of 10% decrease on Partnership Capital	4	4	0
Impact of 10% increase on Partnership Capital	$ (4)	$ (4)	$ 0